Basis of Presentation of the Consolidated Financial Statements - Schedule of Ownership (Detail)			12 Months Ended
	Apr. 02, 2018	Apr. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Empresa de Transmision Chena S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%
Enel Distribucion Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			99.09%	99.09%
Ownership interest			99.09%	99.09%
Empresa Electrica de Colina Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%
Empresa Electrica Pehuenche S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			92.65%	92.65%
Ownership interest			92.65%	92.65%
Enel Generación Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			93.55%	93.55%
Ownership interest	93.55%	59.98%	93.55%	93.55%
GasAtacama Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				2.63%
Percentage of indirect ownership				97.37%
Ownership interest				100.00%
Gasoducto Atacama Argentina S A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%
Ownership interest				100.00%
Luz Andes Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%
Sociedad Agricola de Cameros Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			57.50%	57.50%
Ownership interest			57.50%	57.50%
Enel Green Power Chile Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			99.99%	99.99%
Ownership interest			99.99%	99.99%
Empresa Electrica Panguipulli S .A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			0.04%	0.04%
Percentage of indirect ownership			99.96%	99.96%
Ownership interest			100.00%	100.00%
Diego de Almagro Matriz SpA. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%
Parque Eolico Tal Tal S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			0.01%	0.01%
Percentage of indirect ownership			99.99%	99.99%
Ownership interest			100.00%	100.00%
Geotermica del Norte SA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			84.59%	84.59%
Ownership interest			84.59%	84.59%
Empresa Nacional de Geotermia SA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			51.00%	51.00%
Ownership interest			51.00%	51.00%
Parque Eolico Valle De Los Vientos S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			0.01%	0.01%
Percentage of indirect ownership			99.99%	99.99%
Ownership interest			100.00%	100.00%
Parque Eolico Talinay Oriente S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			60.91%	60.91%
Ownership interest			60.91%	60.91%
Almeyda Solar SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%
Enel Green Power Del Sur S P A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%
Enel X Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership			100.00%	100.00%
Ownership interest			100.00%	100.00%